Lord Abbett Bond-Debenture Fund, Inc.
90 Hudson Street
Jersey City, NJ  07302

July 2, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Lord Abbett Bond-Debenture Fund, Inc.
1933 Act File No. 002-38910
1940 Act File No. 811-02145

Ladies and Gentlemen:

On behalf of Lord, Abbett & Co. LLC as investment adviser to Lord Abbett Bond-Debenture Fund, Inc. enclosed for filing is Post-Effective Amendment No. 60 to the Company’s Registration Statement on Form N-1A.

The purpose of filing the enclosed Amendment is to reflect the creation of three new classes of shares identified as “Class F,” “Class R2,” and “Class R3.”  Class R2 and R3 shares will be offered only in connection with certain retirement and benefit plans, and Class F shares will be offered only in connection with certain fee-based programs.  We have also revised certain other general disclosures pertaining to the Fund’s existing Class A, B, C, and P shares.

We request that the Commission declare the Amendment effective on September 14, 2007 pursuant to Rule 485(a).

Please call Christina Simmons (201) 827-2264 or me at (201) 827-2760 with any comments, questions or requests for additional information.

Sincerely yours,

/s/ Amy Shapiro
Amy Shapiro
Counsel
Lord, Abbett & Co. LLC